Note C - Securities - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due in one year or less, available for sale, amortized cost
Due in one year or less, available for sale, fair value
Due in one year or less, held to maturity, amortized cost	926
Due in one year or less, held to maturity, fair value	931
Due in one to five years, available for sale, amortized cost	16,837
Due in one to five years, available for sale, fair value	16,630
Due in one to five years, held to maturity, amortized cost	6,884
Due in one to five years, held to maturity, fair value	7,052
Due in five to ten years, available for sale, amortized cost
Due in five to ten years, available for sale, fair value
Due in five to ten years, held to maturity, amortized cost	8,003
Due in five to ten years, held to maturity, fair value	8,248
Due after ten years, available for sale, amortized cost
Due after ten years, available for sale, fair value
Due after ten years, held to maturity, amortized cost
Due after ten years, held to maturity, fair value
Agency mortgage-backed securities, residential, available for sale, amortized cost	88,030
Agency mortgage-backed securities, residential, available for sale, fair value	85,534
Agency mortgage-backed securities, residential, held to maturity, amortized cost	3
Agency mortgage-backed securities, residential, held to maturity, fair value	3
Total debt securities, available for sale, amortized cost	104,867	$ 102,455
Total debt securities, available for sale, fair value	102,164	101,125
Total debt securities, held to maturity, amortized cost	15,816	17,581
Total debt securities, held to maturity, fair value	$ 16,234	$ 18,079